Unaudited Consolidated Statement of Financial Position - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 16,714	$ 13,899
Marketable securities	641	1,083
Trade and other receivables	4,047	5,746
Inventories	8,934	8,987
Recoverable income taxes	1,267	739
Other recoverable taxes	1,089	1,296
Escrow account-Class action agreement	2,866	1,881
Others	1,939	1,485
Current assets other than assets classified as held for sale	37,497	35,116
Assets classified as held for sale	9,821	1,946
Current assets	47,318	37,062
Long-term receivables
Trade and other receivables	4,908	5,492
Marketable securities	52	53
Judicial deposits	7,567	6,711
Deferred income taxes	2,641	2,680
Other tax assets	3,490	3,540
Advances to suppliers	442	666
Others	2,287	2,917
Non-current receivables	21,387	22,059
Investments	3,806	2,759
Property, plant and equipment	176,784	157,383
Intangible assets	2,583	2,805
Non-current assets	204,560	185,006
Total assets	251,878	222,068
Current liabilities
Trade payables	5,697	6,327
Finance debt	5,695	3,667
Lease liability	5,886	23
Income taxes payable	1,118	211
Other taxes payable	3,291	3,556
Dividends payable	332	1,109
Short-term benefits	1,699	1,658
Pension and medical benefits	778	810
Provisions for legal proceedings	2,962	3,482
Agreement with US Authorities		783
Others	2,898	2,442
Current liabilities other than Liabilities on assets classified as held for sale	30,356	24,068
Liabilities related to assets classified as held for sale	5,744	983
Current liabilities	36,100	25,051
Non-current liabilities
Finance debt	69,832	80,508
Lease liability	19,616	162
Income taxes payable	545	552
Deferred income taxes	3,835	654
Pension and medical benefits	21,500	21,940
Provisions for legal proceedings	2,981	3,923
Provision for decommissioning costs	15,290	15,133
Others	1,437	970
Non-current liabilities	135,036	123,842
Total liabilities	171,136	148,893
Equity
Share capital (net of share issuance costs)	107,101	107,101
Capital reserve and capital transactions	1,067	1,067
Profit reserves	63,715	58,161
Accumulated other comprehensive (deficit)	(92,654)	(94,785)
Attributable to the shareholders of Petrobras	79,229	71,544
Non-controlling interests	1,513	1,631
Total equity	80,742	73,175
Total liabilities and equity	$ 251,878	$ 222,068